UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-835-4531

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

VP Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 44.0%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	33,769	$354
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	4,395	41
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	5,823	41
SEI Institutional Managed Trust Real Return Fund, Class Y	8,241	82
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	7,876	82

Total Fixed Income Funds (Cost $601) ($ Thousands)		600

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	26,926	272
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	6,513	68
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	7,768	68

Total Multi-Asset Funds (Cost $410) ($ Thousands)		408

EQUITY FUNDS — 6.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	3,767	41
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	2,517	41

Total Equity Funds (Cost $82) ($ Thousands)		82

MONEY MARKET FUND (A) — 20.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	272,494	272

Total Money Market Fund (Cost $272) ($ Thousands)		272

Total Investments — 100.0% (Cost $1,365) ($ Thousands)‡		$1,362

Percentages are based on Net Assets of $1,362 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)

10/30/15	Brown Brothers Harriman	EUR	6	USD	6	$—

For the period ended September 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2015.

EUR	— Euro

USD	— U.S. Dollar

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$1,362	$—	$—	$1,362

Total Investments in Securities	$1,362	$—	$—	$1,362

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts - appreciation **	$—	$—	$—	$—
Forward Contracts - depreciation **	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

‡ At September 30, 2015, the tax basis cost of the Fund’s investments was $1,365 ($ Thousands), and the unrealized appreciation and depreciation were $2 ($ Thousands) and $(5) ($ Thousands), respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2015	1

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

VP Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 43.0%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	106,893	$1,121
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	46,373	431
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	19,738	172
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	34,687	259
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	73,722	517
SEI Institutional Managed Trust Real Return Fund, Class Y	52,170	518
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	66,478	690

Total Fixed Income Funds (Cost $3,771) ($ Thousands)		3,708

MULTI-ASSET FUNDS — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	127,848	1,294
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	57,723	604
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	78,682	690

Total Multi-Asset Funds (Cost $2,629) ($ Thousands)		2,588

EQUITY FUNDS — 17.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	71,548	776
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	42,490	690

Total Equity Funds (Cost $1,487) ($ Thousands)		1,466

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A, 0.010%	862,547	863

Total Money Market Fund (Cost $863) ($ Thousands)		863

Total Investments — 100.0% (Cost $8,750) ($ Thousands)‡		$8,625

Percentages are based on Net Assets of $8,629 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)

10/30/15	Brown Brothers Harriman	EUR	39	USD	44	$—

For the period ended September 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income producing fund.

(A)	Rate shown is the 7-day effective yield as of September 30, 2015.

EUR	— Euro

USD	— U.S. Dollar

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$8,625	$—	$—	$8,625

Total Investments in Securities	$8,625	$—	$—	$8,625

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts - appreciation **	$—	$—	$—	$—
Forward Contracts - depreciation **	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

‡ At September 30, 2015, the tax basis cost of the Fund’s investments was $8,750 ($ Thousands), and the unrealized appreciation and depreciation were $22 ($ Thousands) and $(147) ($ Thousands), respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2015	1

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

VP Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

FIXED INCOME FUNDS — 37.9%
SEI Daily Income Trust Short-Duration Government Fund, Class Y	63,289	$664
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	38,024	332
SEI Institutional Managed Trust Enhanced Income Fund, Class Y	33,306	248
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	94,564	664
SEI Institutional Managed Trust Real Return Fund, Class Y	50,201	498
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	72,039	748

Total Fixed Income Funds (Cost $3,260) ($ Thousands)		3,154

MULTI-ASSET FUNDS — 34.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	87,215	833
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class Y	81,863	828
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	39,664	415
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	94,894	832

Total Multi-Asset Funds (Cost $3,044) ($ Thousands)		2,908

EQUITY FUNDS — 27.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class Y	107,979	1,172
SEI Institutional Managed Trust Large Cap Fund, Class Y	18,203	250
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class Y	51,336	834

Total Equity Funds (Cost $2,328) ($ Thousands)		2,256

Total Investments — 99.9% (Cost $8,632) ($ Thousands)‡		$8,318

Percentages are based on Net Assets of $8,323 ($ Thousands).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2015, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation ($ Thousands)

10/30/15	Brown Brothers Harriman	EUR	75	USD	84	$1

For the period ended September 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-Income producing fund.

EUR	— Euro

USD	— U.S. Dollar

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$8,318	$—	$—	$8,318

Total Investments in Securities	$8,318	$—	$—	$8,318

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts - appreciation **	$—	$1	$—	$1
Forward Contracts - depreciation **	—	—	—	—

Total Other Financial Instruments	$—	$1	$—	$1

**	Forwards contracts are valued at the unrealized appreciation on the instrument.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

‡ At September 30, 2015, the tax basis cost of the Fund’s investments was $8,632 ($ Thousands), and the unrealized appreciation and depreciation were $13 ($ Thousands) and $(327) ($ Thousands), respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2015	1

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

VP Market Plus Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 56.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	30,260	$256
SEI Institutional International Trust International Equity Fund, Class Y	63,665	585
SEI Institutional Managed Trust Large Cap Fund, Class Y	71,937	986
SEI Institutional Managed Trust Small Cap Fund, Class Y	18,249	219

Total Equity Funds (Cost $2,210) ($ Thousands)		2,046

FIXED INCOME FUNDS — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	33,435	292
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	32,148	292
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	41,627	292

Total Fixed Income Funds (Cost $962) ($ Thousands)		876

MULTI-ASSET FUND — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	76,498	731

Total Multi-Asset Fund (Cost $803) ($ Thousands)		731

Total Investments — 99.9% (Cost $3,975) ($ Thousands)‡		$3,653

Percentages are based on Net Assets of $3,656 ($ Thousands).

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$3,653	$—	$—	$3,653

Total Investments in Securities	$3,653	$—	$—	$3,653

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

‡ At September 30, 2015, the tax basis cost of the Fund’s investments was $3,975 ($ Thousands), and the unrealized appreciation and depreciation were $2 ($ Thousands) and $(324) ($ Thousands), respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2015	1

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

VP Balanced Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

FIXED INCOME FUNDS — 40.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	39,048	$341
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	27,002	246
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	62,483	439
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	93,812	974

Total Fixed Income Funds (Cost $2,093) ($ Thousands)		2,000

MULTI-ASSET FUNDS — 32.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	102,057	975
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	13,965	146
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	55,557	487

Total Multi-Asset Funds (Cost $1,724) ($ Thousands)		1,608

EQUITY FUNDS — 26.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	17,559	148
SEI Institutional International Trust International Equity Fund, Class Y	42,962	394
SEI Institutional Managed Trust Large Cap Fund, Class Y	42,914	588
SEI Institutional Managed Trust Small Cap Fund, Class Y	12,216	147

Total Equity Funds (Cost $1,382) ($ Thousands)		1,277

Total Investments — 100.0% (Cost $5,199) ($ Thousands)‡		$4,885

Percentages are based on Net Assets of $4,887 ($ Thousands).

*	Non-income producing fund.

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$4,885	$—	$—	$4,885

Total Investments in Securities	$4,885	$—	$—	$4,885

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

‡ At September 30, 2015, the tax basis cost of the Fund’s investments was $5,199 ($Thousands), and the unrealized appreciation and depreciation were $5 ($Thousands) and $(319) ($Thousands), respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2015	1

SCHEDULE OF INVESTMENTS {UNAUDITED}

September 30, 2015

VP Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

EQUITY FUNDS — 37.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	59,513	$503
SEI Institutional International Trust International Equity Fund, Class Y	119,058	1,093
SEI Institutional Managed Trust Large Cap Fund, Class Y	130,661	1,791
SEI Institutional Managed Trust Small Cap Fund, Class Y	32,835	394

Total Equity Funds (Cost $4,118) ($ Thousands)		3,781

MULTI-ASSET FUNDS — 32.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class Y	210,870	2,014
SEI Institutional Managed Trust Multi-Asset Income Fund, Class Y	19,080	200
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class Y*	114,509	1,004

Total Multi-Asset Funds (Cost $3,484) ($ Thousands)		3,218

FIXED INCOME FUNDS — 29.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	79,178	692
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Class Y	65,840	599
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	112,468	790
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class Y	87,712	910

Total Fixed Income Funds (Cost $3,203) ($ Thousands)		2,991

Total Investments — 99.9% (Cost $10,805) ($ Thousands)‡		$9,990

Percentages are based on Net Assets of $9,996 ($ Thousands).

*	Non-income producing fund.

The following is a list of the inputs used as of September 30, 2015, in valuing the Fund’s investments ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$9,990	$—	$—	$9,990

Total Investments in Securities	$9,990	$—	$—	$9,990

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of September 30, 2015, there were no Level 3 securities.

‡ At September 30, 2015, the tax basis cost of the Fund’s investments was $10,805 ($Thousands), and the unrealized appreciation and depreciation were $9 ($Thousands) and $(824) ($Thousands), respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / September 30, 2015	1

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the last fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for each principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 27, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: November 27, 2015